Exhibit 99.1

Flagship Credit Auto Trust 2020-1

Automobile Receivables Backed Notes

Sample Automobile Loan Contract Agreed-Upon Procedures

Report To:

FCA Asset Securities LLC

FC Funding LLC

30 January 2020

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

FCA Asset Securities LLC

FC Funding LLC

3 Christy Drive, Suite 201

Chadds Ford, Pennsylvania 19317

Re:	Flagship Credit Auto Trust 2020-1 (the “Issuing Entity”)

Automobile Receivables Backed Notes (the “Notes”)

Sample Automobile Loan Contract Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by FCA Asset Securities LLC (the “Depositor”), FC Funding LLC (the “Sponsor”), Citigroup Global Markets Inc. (“Citigroup”) and Wells Fargo Securities, LLC (“Wells Fargo,” together with the Depositor, Sponsor and Citigroup, the “Specified Parties”), solely to assist the Depositor with respect to certain information relating to a pool of sub-prime automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Automobile Loan Contracts”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.

An electronic data file labeled “RA_Pool_2020-1_Datatape_CutOff_12.31.2019 (No Summary).xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain sub-prime automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Preliminary Automobile Loan Contracts”) as of 31 December 2019 (the “Preliminary Cutoff Date”) that are expected to be representative of the Automobile Loan Contracts,

b.	Imaged copies of:

i.

The retail installment sale(s) contract, motor vehicle retail installment sale(s) contract, simple interest vehicle contract, note and security agreement, assignment of installment contract and amendment or correction letter (collectively and as applicable, the “Contract”),

ii.	Certain printed screen shots from the Sponsor’s (or an affiliate’s of the Sponsor) servicing system (the “Servicing System Screen Shots”),

iii.	Certain printed screen shots from the Sponsor’s origination system, as applicable (the “APM System Screen Shots”),

iv.	The certificate of title or other related documents (collectively and as applicable, the “Title”) and

v.	The usury adjustment tool screen shot, as applicable (the “Usury Adjustment Tool”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Automobile Loan Contract (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, instructed us to obtain certain screen shots (collectively and as applicable, the “Defi System Screen Shots,” together with the APM System Screen Shots, the “Origination System Screen Shots,” together with the Contract, Servicing System Screen Shots, Title and Usury Adjustment Tool, the “Source Documents”) from the Sponsor’s internet website “https://flagship.defisolutions.com/ui/login” for each Sample Automobile Loan Contract.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Preliminary Data File, Sample Characteristics, Source Documents and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us, or that we were instructed to obtain, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Automobile Loan Contracts or Automobile Loan Contracts, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Automobile Loan Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Automobile Loan Contracts,

iii.	Whether the originator(s) of the Automobile Loan Contracts complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Automobile Loan Contracts that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 January 2020

Attachment A

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 200 Preliminary Automobile Loan Contracts from the Preliminary Data File (the “Sample Automobile Loan Contracts”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Automobile Loan Contracts or the methodology they instructed us to use to select the Sample Automobile Loan Contracts from the Preliminary Data File.

For the purpose of the procedures described in this report, the 200 Sample Automobile Loan Contracts are referred to as Sample Automobile Loan Contract Numbers 1 through 200.

2.

For each Sample Automobile Loan Contract, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Document(s), subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 5

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)
Contract ID	CSC_ID	Servicing System Screen Shots and Origination System Screen Shots	i.

Platform	org	Contract or Title	ii.

Note date	ContractDate	Contract, Title or Servicing System Screen Shots	iii.

Vehicle identification number	VIN	Contract or Title	ii.

Original amount financed	OriginalAmtFinanced	Contract	iv.

Original interest rate/APR	OriginalRate	Contract or Usury Adjustment Tool	v., vi.

Original monthly payment amount	OriginalPayment	Contract or Usury Adjustment Tool	vi.

Original term (months)	OriginalTerm	Contract

Model year	ModelYr	Contract

Model	Model	Contract or Servicing System Screen Shots	vii.

Customer state	CustomerState	Servicing System Screen Shots	viii.

Current principal balance	CurrentPrincipalBalance	Servicing System Screen Shots	viii.

Number of deferred payments (extensions)	NumberOfExtensions	Servicing System Screen Shots	viii.

Number of times delinquent 30 days	NTD30_59	Servicing System Screen Shots	viii.

Maturity date	MaturityDate	(a)Servicing SystemScreen Shots or (b)Servicing SystemScreen Shots and recalculation	viii., ix.

FICO score	HighFico	Origination System Screen Shots	x.

Original loan-to-value ratio	BookLTV	Contract, Origination System Screen Shots and recalculation	xi.

Remaining term (months)	RemainingTerm	Contract, Servicing System Screen Shots and recalculation	viii., xii.

Bankruptcy and repossession	BKRepo_Flag	Servicing System Screen Shots	viii., xiii.

Product type	Product	Origination System Screen Shots	xiv.

Notes:

i.	For identification purposes only.

Exhibit 1 to Attachment A Page 2 of 5

ii.

For the purpose of comparing the indicated Sample Characteristics for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Data File agreed with the corresponding information on at least one of the Contract or Title, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note. We performed no procedures to reconcile any differences that may exist relating to the information shown on the Contract and Title.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation or truncation.

iii.

For the purpose of comparing the note date Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Data File agreed with the corresponding information on at least one of the Contract, Title or Servicing System Screen Shots. We performed no procedures to reconcile any differences that may exist relating to the information shown on the Contract, Title and Servicing System Screen Shots.

iv.

For the purpose of comparing the original amount financed Sample Characteristic for each Sample Automobile Loan Contract (except for the Sample Direct Automobile Loan Contracts (as defined in the succeeding paragraph(s) of this note), the Sponsor, on behalf of the Depositor, instructed us to use the amount financed, as shown on the Contract.

For the purpose of comparing the original amount financed Sample Characteristic for each Sample Automobile Loan Contract with a product type value of “Direct Auto Retail,” as shown on the Preliminary Data File (each, a “Sample Direct Automobile Loan Contract”), the Sponsor, on behalf of the Depositor, instructed us to use the principal amount, as shown on the Contract.

Exhibit 1 to Attachment A Page 3 of 5

Notes: (continued)

v.

For the purpose of comparing the original interest rate/APR Sample Characteristic for each Sample Automobile Loan Contract (except for the Sample Direct Automobile Loan Contracts), the Sponsor, on behalf of the Depositor, instructed us to use the annual percentage rate, as shown on the Contract or Usury Adjustment Tool (and in accordance with any other applicable note(s)).

For the purpose of comparing the original interest rate/APR Sample Characteristic for each Sample Direct Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to use the contract rate, as shown on the Contract.

vi.

For the purpose of comparing the indicated Sample Characteristics for each Sample Automobile Loan Contract (except for the Sample Direct Automobile Loan Contracts), the Sponsor, on behalf of the Depositor, instructed us to use the Usury Adjustment Tool as the Source Document if either the original interest rate/APR or original monthly payment amount value, both as shown on the Preliminary Data File, is different than either the annual percentage rate or original monthly payment amount, respectively, both as shown on the Contract.

vii.

For the purpose of comparing the model Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Data File agreed with the corresponding information on at least one of the Contract or Servicing System Screen Shots, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note. We performed no procedures to reconcile any differences that may exist relating to the information shown on the Contract and Servicing System Screen Shots.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation or truncation.

viii.

The Sponsor, on behalf of the Depositor, indicated that certain of the Servicing System Screen Shots contained account activity that occurred after the Preliminary Cutoff Date. For the purpose of using the Servicing System Screen Shots, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the Servicing System Screen Shots that occurred on or prior to the Preliminary Cutoff Date.

Exhibit 1 to Attachment A Page 4 of 5

Notes: (continued)

ix.

For the purpose of comparing the maturity date Sample Characteristic for each Sample Automobile Loan Contract (except for Sample Automobile Loan Contract Number 98), the Sponsor, on behalf of the Depositor, instructed us to use the maturity date, as shown on the Servicing System Screen Shots (and in accordance with any other applicable note(s)).

For the purpose of comparing the maturity date Sample Characteristic for Sample Automobile Loan Contract Number 98, the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:

a.	Number of payments to

b.	Payment start date,

both as shown on the Servicing System Screen Shots (and in accordance with any other applicable note(s)).

x.

For the purpose of comparing the FICO score Sample Characteristic for each Sample Automobile Loan Contract (except for the Sample Automobile Loan Contracts described in the succeeding paragraph(s) of this note), the Sponsor, on behalf of the Depositor, instructed us to note agreement if the FICO score value, as shown on the Preliminary Data File, agreed with at least one FICO score, as shown on the Origination System Screen Shots. We performed no procedures to reconcile any differences that may exist relating to the information shown on the Origination System Screen Shots.

The Sponsor, on behalf of the Depositor, instructed us not to compare the FICO score Sample Characteristic for Sample Automobile Loan Contracts with a FICO score value of “0,” as shown on the Preliminary Data File.

xi.

For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

a.	Dividing the:

(1)	Original amount financed, as shown on the Contract (and in accordance with any other applicable note(s)),

by

(2)	Total value, market value, contract vehicle MSRP or calculated wholesale value, as applicable, as shown on the Origination System Screen Shots,

and

b.	Rounding the resulting percentage obtained above to the second decimal place (XX.XX%).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

Exhibit 1 to Attachment A Page 5 of 5

Notes: (continued)

xii.

For the purpose of comparing the remaining term (months) Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term (months) by:

a.	Subtracting the:

(1)	Number of payments made, as shown on the Servicing System Screen Shots (and in accordance with any other applicable note(s)),

from

(2)	Original term (months), as shown on the Contract,

and

b.	Adding the number of deferred payments (extensions), as shown on the Servicing System Screen Shots (and in accordance with any other applicable note(s)), to the result obtained above.

xiii.

For the purpose of comparing the bankruptcy and repossession Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, indicated that a bankruptcy and repossession value of “None,” as shown on the Preliminary Data File, corresponds to a bankruptcy and repossession value of “0,” “07” or “X,” as shown on the Servicing System Screen Shots (and in accordance with any other applicable note(s)).

xiv.

For the purpose of comparing the product type Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a product type value of:

a.	“Direct Auto Retail,” as shown on the Preliminary Data File, if the corresponding dealer is “Open Road Lending” or “National Auto Loan Network,” as shown on the Origination System Screen Shots, and

b.	“Indirect Auto Retail,” as shown on the Preliminary Data File, if the corresponding dealer is not “Open Road Lending” or “National Auto Loan Network,” as shown on the Origination System Screen Shots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Difference

Sample Automobile Loan Contract Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
39	Original term (months)	73 months	72 months